Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
On February 12, 2026, the Company completed the pricing of its bonds in the Mexican market for a total of Ps. 10,000. The transaction was completed through a dual-tranche format under the ticker symbols KOF26 and KOF26-2:

•Ps. 7,000 in fixed‑rate notes at 9.12% with a 10‑year maturity; and
•Ps. 3,000 of Funding TIIE + 0.38% with a 3-year term.

The transaction attracted broad participation from investment-grade investors, reaffirming KOF’s financial discipline and strong credit profile. The transaction received the highest national credit ratings: ‘mxAAA’ from S&P Global Ratings, S.A. de C.V., and ‘AAA.mx’ from Moody’s Local MX, S.A. de C.V., Institución Calificadora de Valores.